Statements of Cash Flows (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2009	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net gain (loss)	$ (172,003)	$ (266,322)	$ 2,959,098	$ (4,241,958)	$ 1,189,545
Adjustments to reconcile net gain (loss) to net cash provided by (used in) operating activities:
Purchases of short-term investments	(22,496,236)	(58,767,969)	(133,736,878)	(350,098,480)	(188,417,529)
Sales/maturities of short-term investments	9,000,000	82,898,820	119,799,622	375,878,478	101,756,444
Accretion of discount	(1,438)	(24,253)	(76,061)	(101,684)	(102,982)
Net realized gain (loss) on short-term investments		280	(2,762)	(13,430)	(199)
Change in operating assets and liabilities:
Cash and cash equivalents held at brokers (restricted)	(717,390)	5,894	(3,336,044)	1,294,227	(1,978,071)
Foreign currencies held at brokers, at cost (restricted)	(564,172)	2,473,070	2,082,980	(785,723)	(6,266,078)
Receivable for investment securities sold		(3,399,964)
Interest receivable	(1,005)	1,313	(809)	(499)	(829)
Net unrealized appreciation (depreciation) on futures contracts	123,565	563,180	(3,356,780)	(1,907,734)	1,906,344
Sponsor's fees payable	11,652	(24,869)	11,086	(15,308)	78,083
Due to brokers		200,000		100,000
Net cash provided by (used in) operating activities	(14,817,027)	23,659,180	(15,656,548)	20,107,889	(91,835,272)
Cash Flows from Financing Activities
Contributions	15,027,200	2,400	25,716,762	40,581,012	94,893,939
Redemptions		(24,427,770)	(10,282,126)	(59,383,876)
Net cash provided by (used in) financing activities	15,027,200	(24,425,370)	15,434,636	(18,802,864)	94,893,939
Effect of exchange rate changes on cash	(43,574)	14,854	748,685	(928,020)	84,707
Net increase (decrease) in cash and cash equivalents	166,599	(751,336)	526,773	377,005	3,143,374
Cash and Cash Equivalents
Beginning of period		3,686,978	3,309,973	3,309,973	166,599
End of period	$ 166,599	$ 2,935,642	$ 3,836,746	$ 3,686,978	$ 3,309,973